Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits

Note 17 - Employee benefits

A.	Employee benefits include post-employment benefits and short-term benefits.

	For the Year ended December 31
	2025	2024
	USD thousands	USD thousands
Short-term benefits	251	331

Post-employment benefit liabilities	160	140

B.	Post-employment benefit plans – defined contribution plan

The Company has a defined contribution plan in respect of the Company’s liability in respect of its employees who are subject to Section 14 of the Severance Pay Law – 1963.

	For the Year ended December 31
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Amount recognized as expense in respect of defined contribution plan	234	322	401

C.	Certain of the Company’s executives are entitled to annual and special bonuses under the terms of their employment and consulting agreements. These bonuses will become due upon the achievement of certain goals or agreements. These consolidated financial statements include bonuses expenses in the amount of USD 399 thousand for the year ended December 31, 2025, USD 68 thousand for the year ended December 31, 2024, and USD 446 thousand for the year ended December 31, 2023.

D.	The CEO is entitled to benefits upon termination of employment, see Note 11 on related parties. These benefits are measured based on the time of service and monthly pay and the expected term of his employment. These consolidated financial statements include a liability due to these grants of USD 160 thousand and USD 140 thousand, as of December 31, 2025 and 2024, respectively.